Income Tax - Summary of Reconciliation of the Differences Between the UAE Statutory Income Tax Rate and the Group's Effective Income Tax Rate (Detail)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Effective Income Tax Rate Reconciliation, Percent [Abstract]
UAE statutory income tax rate	9.00%	0.00%	0.00%
Tax rate differential for foreign entities	0.60%	1.00%	2.70%
Effect of preferential tax rate	(5.40%)	0.00%	0.00%
Non-deductible expenses	2.90%	0.00%	0.00%
Withholding tax	1.90%	0.00%	0.00%
Change in valuation allowance	0.30%	1.30%	0.50%
Others	0.10%	0.00%	0.00%
Effective income tax rate	9.40%	2.30%	3.20%